COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of future payments under non-cancelable material purchase obligations) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 58,035
2026	64,488
2027	52,913
Non-cancelable material purchase obligations	$ 175,436